UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 03/31/2012

Item 1. Schedule of Investments.

	Nicholas Money Market Fund, Inc.
	Schedule of Investments (unaudited)
	As of 03/31/2012

			Yield to	Amortized
Principal		Maturity	Maturity	Cost
Amount		Date	(Note 1 (b))	(Note 1 (a))
-----------------		-----------	------------	----------------
COMMERCIAL PAPER --- 80.66%
$ 700,000	John Deere Canada ULC	04/02/2012	0.11%	$ 700,000
500,000	Prudential Funding, LLC	04/02/2012	0.20%	500,000
1,250,000	Prudential Funding, LLC	04/03/2012	0.17%	1,249,994
1,175,000	John Deere Canada ULC	04/04/2012	0.14%	1,174,991
1,200,000	Wisconsin Electric Power Company	04/04/2012	0.16%	1,199,989
1,050,000	Wisconsin Electric Power Company	04/04/2012	0.15%	1,049,991
1,000,000	Barclays U.S. Funding Corp.	04/05/2012	0.12%	999,990
1,265,000	John Deere Bank S.A.	04/05/2012	0.12%	1,264,987
1,000,000	Baxter International Inc.	04/09/2012	0.19%	999,963
850,000	ConocoPhillips Qatar Funding Ltd.	04/09/2012	0.15%	849,975
1,600,000	Sherwin-Williams Company (The)	04/09/2012	0.19%	1,599,941
975,000	Baxter International Inc.	04/10/2012	0.24%	974,948
400,000	John Deere Bank S.A.	04/10/2012	0.15%	399,987
1,345,000	Reckitt Benckiser Treasury
	Services plc	04/10/2012	0.27%	1,344,919
2,800,000	Rockwell Automation, Inc.	04/10/2012	0.23%	2,799,857
750,000	Sherwin-Williams Company (The)	04/10/2012	0.18%	749,970
1,000,000	Sherwin-Williams Company (The)	04/10/2012	0.18%	999,960
500,000	Baxter International Inc.	04/11/2012	0.20%	499,975
1,000,000	Baxter International Inc.	04/11/2012	0.17%	999,957
350,000	Wisconsin Electric Power Company	04/11/2012	0.20%	349,983
1,000,000	Siemens Capital Company LLC	04/12/2012	0.14%	999,961
1,370,000	ConocoPhillips Qatar Funding Ltd.	04/13/2012	0.15%	1,369,937
1,500,000	E.I. du Pont de Nemours and Company	04/16/2012	0.13%	1,499,924
250,000	E.I. du Pont de Nemours and Company	04/16/2012	0.16%	249,984
1,250,000	Campbell Soup Company	04/17/2012	0.15%	1,249,922
250,000	ConocoPhillips Qatar Funding Ltd.	04/19/2012	0.15%	249,982
800,000	Bank of Nova Scotia New York
	Agency (The)	04/20/2012	0.21%	799,916
700,000	Philip Morris International Inc.	04/20/2012	0.17%	699,941
700,000	Campbell Soup Company	04/23/2012	0.15%	699,939
435,000	Campbell Soup Company	04/23/2012	0.15%	434,962
1,500,000	Philip Morris International Inc.	04/23/2012	0.15%	1,499,869
1,025,000	Barclays U.S. Funding Corp.	04/24/2012	0.14%	1,024,912
2,000,000	General Electric Capital Corporation	04/26/2012	0.21%	1,999,720
1,000,000	General Re Corporation	05/07/2012	0.17%	999,835
643,000	General Re Corporation	05/07/2012	0.15%	642,906
1,000,000	Nordea North America Inc.	05/07/2012	0.35%	999,669
650,000	Nordea North America Inc.	05/07/2012	0.16%	649,899
500,000	ConocoPhillips Qatar Funding Ltd.	05/09/2012	0.20%	499,897
1,000,000	Bank of Nova Scotia New York
	Agency (The)	05/14/2012	0.17%	999,802
400,000	Nordea North America Inc.	05/17/2012	0.30%	399,850
650,000	ANZ National (International) Ltd.	05/21/2012	0.31%	649,726
500,000	ConocoPhillips Qatar Funding Ltd.	05/29/2012	0.22%	499,826
375,000	General Electric Capital Corporation	05/29/2012	0.34%	374,804
675,000	Prudential Funding, LLC	05/29/2012	0.24%	674,744
1,325,000	Philip Morris International Inc.	06/05/2012	0.18%	1,324,576
1,350,000	JPMorgan Chase & Co.	06/07/2012	0.18%	1,349,554
1,500,000	JPMorgan Chase & Co.	06/08/2012	0.18%	1,499,498
822,000	Coca-Cola Company (The)	06/18/2012	0.16%	821,719
275,000	Prudential plc	06/18/2012	0.43%	274,753
1,000,000	Honeywell International, Inc.	06/27/2012	0.16%	999,618
300,000	Nordea North America Inc.	06/28/2012	0.22%	299,840
1,250,000	Australia and New Zealand Banking
	Group Ltd.	06/29/2012	0.54%	1,248,381
1,500,000	Novartis Securities Investment Ltd.	07/09/2012	0.20%	1,499,183
1,000,000	Novartis Securities Investment Ltd.	07/10/2012	0.20%	999,450
1,500,000	Bank of Nova Scotia New York
	Agency (The)	07/17/2012	0.20%	1,499,117
1,125,000	Prudential plc	07/30/2012	0.76%	1,122,211
1,900,000	Prudential plc	08/01/2012	0.65%	1,895,849
2,550,000	Coca-Cola Company (The)	08/14/2012	0.22%	2,547,912
1,000,000	Nordea North America Inc.	08/15/2012	0.59%	997,825
750,000	Reckitt Benckiser Treasury
	Services plc	08/23/2012	0.46%	748,659
1,000,000	Reckitt Benckiser Treasury
	Services plc	09/06/2012	0.66%	997,165
				------------
	TOTAL COMMERCIAL PAPER			61,004,614
				------------
U.S. GOVERNMENT SECURITIES --- 13.25%
4,000,000	U.S. Treasury Note	05/15/2012	0.09%	4,006,196

4,000,000	U.S. Treasury Note	07/15/2012	0.07%	4,016,437
2,000,000	U.S. Treasury Bill	06/21/2012	0.19%	1,999,578
				------------
	TOTAL U.S. GOVERNMENT SECURITIES			10,022,211
				------------
U.S. GOVERNMENT AGENCY OBLIGATION --- 5.95%
4,500,000	Federal Farm Credit Banks	03/06/2013	0.08%	4,501,246
				------------
VARIABLE RATE SECURITY --- 0.10%
76,230	American Family Financial Services,
	Inc.(1)	04/02/2012	0.10%	76,230
				------------
	TOTAL SECURITY HOLDINGS - 99.96%			75,604,301
				-----------
	OTHER ASSETS, NET OF LIABILITIES	- 0.04%		29,871
				-----------
	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100.00%			$75,634,172
				-----------
				-----------

(1) Subject to a demand feature as defined by the Securities and Exchange Commission

% OF NET ASSETS

As of March 31, 2012, there were no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or
Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to
Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - None	$ --
Level 2 -
Commercial Paper	61,004,614
U.S. Government and Agency Securities	10,022,211
Other	4,501,246
Variable Rate Security	76,230

Level 3 - Significant Unobservable Inputs	--
-----------
Total	$75,604,301
-----------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 05/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 05/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 05/07/2012